Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2016
Share-based Compensation [Abstract]
Schedule of outstanding options

	Number of options	Weighted average exercise price in RMB	Aggregate Intrinsic Value RMB
Outstanding as of January 1, 2014	131,729,497	1.92	15,436
Exercised	(1,704,380)	2.09
Forfeited	(2,113,656)	1.92
Modification of the 2012 Options	(45,663,861)	1.90
Outstanding as of December 31, 2014	82,247,600	1.93	10,177
Exercised	(6,754,720)	1.92
Forfeited	(429,328)	1.93
Outstanding as of December 31, 2015	75,063,552	1.93	70,931
Exercised	(2,597,400)	1.95
Forfeited	(147,994)	1.90
Outstanding as of December 31, 2016	72,318,158	1.93	68,055
Exercisable as of December 31, 2016	72,318,158	1.93	68,055

Summary of information about share option plans

	Year ended December 31,
	2014	2015	2016
	RMB	RMB	RMB
Weighted-average grant-date fair value per share of options granted	—	—	—
Total intrinsic value of options exercised	837	17,399	6,406
Total fair value of share options vested	44,912	38,178	13,631

Summary of information about stock option plans
	Options outstanding	Weighted average remaining contractual life (Years)	Weighted average exercise price in RMB	Options Exercisable
2012 Options G	37,770,812	5.25	0.006	37,770,812
2012 Options H	875,326	5.25	0.006	875,326
2009 Options	6,226,480	1.00	2.30	6,226,480
2008 Options	27,445,540	1.00	1.90	27,445,540
Total	72,318,158			72,318,158